As filed with the Securities and Exchange Commission on September 12, 2012

Securities Act File No. 333-149351
Investment Company Act File No. 811-22185

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Post-Effective Amendment No. 9	|X|

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 11	|X|

(Check appropriate box or boxes.)

INDEXIQ TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite N611
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite N611
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Peter J. Shea, Esq.
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, New York 10022

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)

|_|	On (date) pursuant to paragraph (b)

|_|	60 days after filing pursuant to paragraph (a)(1)

|_|	On (date) pursuant to paragraph (a)(1)

|_|	75 days after filing pursuant to paragraph (a)(2)

|_|	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 12th day of September, 2012.

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

INDEXIQ TRUST

By: /s/Adam S. Patti

Adam S. Patti

President

Name	Title	Date

____________________*	Trustee	September 12, 2012
Reena Aggarwal

____________________*	Trustee	September 12, 2012
Gene Chao

/s/Adam S. Patti	Chairman, Trustee,	September 12, 2012
Adam S. Patti	President and Principal
Executive Officer

/s/David Fogel	Chief Compliance Officer,	September 12, 2012
David Fogel	Treasurer and Principal
Financial Officer

*By: /s/Gregory D. Bassuk

Gregory D. Bassuk,

Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase